PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Aerospace & Defense 3.4%
Airbus SE (France), ADR	48,974	$ 1,758,167
Boeing Co. (The)	10,635	3,614,943
Safran SA (France), ADR	52,477	2,080,188
Spirit AeroSystems Holdings, Inc. (Class A Stock)	7,415	606,695
		8,059,993
Airlines 1.7%
Delta Air Lines, Inc.	30,311	1,669,530
Southwest Airlines Co.	10,433	585,604
United Airlines Holdings, Inc.*	19,797	1,798,360
		4,053,494
Automobiles 0.2%
Tesla, Inc.*	1,860	585,751
Banks 1.1%
JPMorgan Chase & Co.	21,569	2,694,400
Beverages 0.2%
PepsiCo, Inc.	4,281	587,225
Biotechnology 2.7%
Alexion Pharmaceuticals, Inc.*	5,798	611,109
Amgen, Inc.	10,764	2,295,423
Biogen, Inc.*	2,783	831,310
Celgene Corp.*	11,465	1,238,564
Exact Sciences Corp.*(a)	16,238	1,412,706
		6,389,112
Capital Markets 0.3%
Ameriprise Financial, Inc.	4,491	677,647
Consumer Finance 1.6%
American Express Co.	5,167	605,986
Discover Financial Services	22,689	1,821,019
Synchrony Financial	40,670	1,438,498
		3,865,503

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services 0.3%
H&R Block, Inc.	24,306	$ 607,407
Entertainment 3.7%
Live Nation Entertainment, Inc.*	8,442	595,161
Netflix, Inc.*	16,311	4,687,944
Walt Disney Co. (The)	25,814	3,353,755
		8,636,860
Equity Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp.	7,286	1,588,931
Brookfield Property REIT, Inc. (Class A Stock)	30,652	579,323
SBA Communications Corp.	3,471	835,296
		3,003,550
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	17,498	5,198,831
Health Care Equipment & Supplies 3.3%
Danaher Corp.	24,581	3,387,754
Edwards Lifesciences Corp.*	18,085	4,311,102
		7,698,856
Health Care Technology 0.3%
Veeva Systems, Inc. (Class A Stock)*	4,484	635,966
Hotels, Restaurants & Leisure 2.7%
Chipotle Mexican Grill, Inc.*	4,440	3,455,030
Marriott International, Inc. (Class A Stock)	7,987	1,010,755
McDonald’s Corp.	2,975	585,183
Yum! Brands, Inc.	13,419	1,364,846
		6,415,814
Household Products 0.3%
Procter & Gamble Co. (The)	5,536	689,287
Interactive Media & Services 8.2%
Alphabet, Inc. (Class A Stock)*	7,838	9,866,474
Facebook, Inc. (Class A Stock)*	43,571	8,350,382
Match Group, Inc.(a)	13,835	1,009,817
		19,226,673

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Internet & Direct Marketing Retail 8.1%
Alibaba Group Holding Ltd. (China), ADR*	40,368	$ 7,131,815
Amazon.com, Inc.*	5,648	10,034,576
eBay, Inc.	55,685	1,962,896
		19,129,287
IT Services 12.9%
FleetCor Technologies, Inc.*	13,398	3,941,960
Mastercard, Inc. (Class A Stock)	35,437	9,809,316
Paychex, Inc.	6,954	581,633
PayPal Holdings, Inc.*	21,551	2,243,459
Shopify, Inc. (Canada) (Class A Stock)*	8,679	2,721,474
VeriSign, Inc.*	3,058	581,081
Visa, Inc. (Class A Stock)(a)	48,757	8,720,677
Western Union Co. (The)	71,271	1,786,051
		30,385,651
Life Sciences Tools & Services 1.3%
Bruker Corp.	13,406	596,567
Illumina, Inc.*	8,369	2,473,207
		3,069,774
Machinery 0.7%
Allison Transmission Holdings, Inc.	38,364	1,673,054
Media 1.4%
AMC Networks, Inc. (Class A Stock)*	13,365	582,046
CBS Corp. (Class B Stock)	16,472	593,651
Interpublic Group of Cos., Inc. (The)	26,508	576,549
Omnicom Group, Inc.	20,756	1,602,155
		3,354,401
Metals & Mining 0.3%
Royal Gold, Inc.	5,134	592,669
Personal Products 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	22,698	4,227,956
Pharmaceuticals 3.0%
AstraZeneca PLC (United Kingdom), ADR	92,014	4,511,446

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.	34,175	$ 1,960,620
Merck & Co., Inc.	8,210	711,479
		7,183,545
Real Estate Management & Development 0.8%
CBRE Group, Inc. (Class A Stock)*	34,169	1,829,750
Road & Rail 0.2%
Union Pacific Corp.	3,488	577,124
Semiconductors & Semiconductor Equipment 3.2%
NVIDIA Corp.	11,232	2,257,857
QUALCOMM, Inc.	55,931	4,499,090
Universal Display Corp.	3,375	675,607
		7,432,554
Software 17.8%
Adobe, Inc.*	20,499	5,697,287
Cadence Design Systems, Inc.*	15,573	1,017,695
Fair Isaac Corp.*	1,939	589,534
Intuit, Inc.	2,724	701,430
Microsoft Corp.	109,723	15,730,986
Oracle Corp.	35,612	1,940,498
Paylocity Holding Corp.*	5,958	611,291
salesforce.com, Inc.*	41,381	6,475,713
ServiceNow, Inc.*	16,641	4,114,654
Synopsys, Inc.*	4,259	578,159
VMware, Inc. (Class A Stock)	9,884	1,564,341
Workday, Inc. (Class A Stock)*	18,264	2,961,690
		41,983,278
Specialty Retail 0.9%
Home Depot, Inc. (The)	4,095	960,605
L Brands, Inc.	34,761	592,327
Williams-Sonoma, Inc.	8,653	577,934
		2,130,866
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	46,907	11,668,585

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Dell Technologies, Inc. (Class C Stock)*	17,123	$ 905,636
HP, Inc.	34,909	606,369
		13,180,590
Textiles, Apparel & Luxury Goods 6.5%
adidas AG (Germany), ADR	15,196	2,345,503
Hanesbrands, Inc.	57,787	878,940
Kering SA (France), ADR	67,508	3,847,281
Lululemon Athletica, Inc.*	21,787	4,450,430
NIKE, Inc. (Class B Stock)	21,119	1,891,206
VF Corp.	22,526	1,853,665
		15,267,025
Trading Companies & Distributors 0.2%
United Rentals, Inc.*	4,311	575,820

Total Long-Term Investments (cost $157,889,597)		231,619,713

Short-Term Investments 5.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	466,633	466,633
PGIM Institutional Money Market Fund (cost $11,412,412; includes $11,407,022 of cash collateral for securities on loan)(b)(w)	11,410,589	11,412,871

Total Short-Term Investments (cost $11,879,045)		11,879,504

TOTAL INVESTMENTS 103.2% (cost $169,768,642)		243,499,217
Liabilities in excess of other assets (3.2)%		(7,563,822)

Net Assets 100.0%		$ 235,935,395

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,158,434; cash collateral of $11,407,022 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).